SCHEDULE OF RECURRING FAIR VALUE MEASUREMENTS OF THE FAIR VALUE HIERARCHY (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Financial asset - contingent consideration asset, beginning balance		$ 1,680,000
Financial asset - contingent consideration asset, ending balance	$ 421,795	3,290,000	$ 1,680,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial asset - contingent consideration asset, beginning balance		1,680,000
Addition	516,667	4,030,000	1,680,000
Change of fair value recognized in other income (expense)		12,950,000
Financial asset - contingent consideration asset, ending balance	$ 2,392,308	$ 18,660,000	$ 1,680,000